INCOME TAXES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Income Tax [Line Items]
Tax benefit computed at “expected” statutory rate					$ (5,316,096)	$ (6,502,139)
State income taxes, net of benefit					0	0
Permanent differences :
Stock based compensation and consulting					629,133	18,886
Prior year true-ups					0	833,847
Other					155,300	13,512
Increase in valuation allowance					4,531,663	5,635,894
Net income tax benefit	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0